Offerings - Offering: 1	May 06, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or unspecified number or amount of debt securities of the registrant, which may be senior or subordinated, is being registered as may from time to time be issued at unspecified prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.